Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Transamerica Funds
CIK	dei_EntityCentralIndexKey	0000787623
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 30, 2021
Effective Date	dei_DocumentEffectiveDate	May 01, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Transamerica Stock Index | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSTFX
Transamerica Stock Index | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSTRX